Accounting standards	12 Months Ended
Dec. 31, 2021
Accounting Standards [Abstract]
Accounting standards
3.

Accounting standards
A.

Changes in accounting policy
A number of amendments to existing standards became effective January 1, 2021 but they did not have an effect on the
Company’s financial statements.
B.

New standards and interpretations not yet adopted
A new amendment to an existing standard is not yet effective for the year ended December 31, 2021 and has not been applied in preparing these consolidated financial statements. Cameco does not intend to early adopt the following amendment.
i.

Income tax
In May 2021, the International Accounting Standards Board issued Deferred Tax related to Assets and Liabilities arising from a
Single Transaction, which amended IAS 12, Income Taxes

(IAS 12). The amendments are effective for periods beginning on or after January 1, 2023, with early adoption permitted. The amendments narrowed the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 (recognition exemption) so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences, such as leases and decommissioning liabilities. Cameco does not expect adoption of the standard to have a material impact on the financial statements.